INCOME TAXES (Details 1) - USD ($)	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Deferred tax assets (liabilities)
Intangible assets	$ (763,120)		$ (17,430)
Capital loss		147,000
Investment in associates		(335,000)	(92,000)
Debt with accretion			(31,000)
Non-capital losses		188,000	123,000
Net deferred tax liability	$ (763,120)		$ (17,430)